EARLY EXTINGUISHMENT OF DEBT COSTS (Details)			12 Months Ended
	Aug. 15, 2017 CNY (¥)	Aug. 15, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Repayments of Lines of Credit		$ 150,000,000
Gain (Loss) on Extinguishment of Debt	¥ 19,976,776	$ 3,100,000	¥ (19,976,776)	$ (3,070,374)	¥ 0	¥ 0